EXCHANGEABLE NOTES (Tables)	6 Months Ended
Jun. 30, 2025
EXCHANGEABLE NOTES
Schedule of assumptions used in determination of fair value of Exchangeable Notes

	As of June 30, 2025
	Lightning Speed	Kingway
	Exchangeable Notes	Exchangeable Notes
Risk-free interest rates	1.34%~1.35%	1.32%~1.50%
Probability of conversion	75%	75%
Bond yield	14.15%	13.61%~14.71%

Exchangeable notes
EXCHANGEABLE NOTES
Schedule of exchangeable notes

	Lightning
	Speed	Kingway
	Exchangeable	Exchangeable
	Notes	Notes	Total
	US$	US$	US$
Balance as of December 31, 2024	75,164	27,835	102,999
Issuance of exchangeable notes	—	27,842	27,842
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	733	(387)	346
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	(3,246)	(2,596)	(5,842)
Foreign currency translation adjustment	305	203	508
Balance as of June 30, 2025	72,956	52,897	125,853
Including:
– Current portion	—	—	—
– Non-current portion	72,956	52,897	125,853